STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2020 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 97.6%
Automobiles & Components - 1.9%
General Motors	473,220	12,246,933
Banks - 14.5%
Bank of America	983,441	23,720,597
Citigroup	360,073	17,251,097
JPMorgan Chase & Co.	306,873	29,861,812
U.S. Bancorp	639,733	22,748,905
		93,582,411
Capital Goods - 6.2%
Carrier Global	293,999	6,018,160
Eaton	192,025	16,302,922
L3Harris Technologies	43,328	8,641,770
Otis Worldwide	87,077	4,584,604
Trane Technologies	52,409	4,727,816
		40,275,272
Consumer Services - 1.2%
Las Vegas Sands	167,200	8,015,568
Diversified Financials - 10.3%
Capital One Financial	92,533	6,295,945
Morgan Stanley	575,936	25,456,371
State Street	101,216	6,170,127
The Goldman Sachs Group	147,565	28,995,047
		66,917,490
Energy - 9.0%
ConocoPhillips	278,785	11,759,151
Hess	310,580	14,743,232
Marathon Petroleum	526,627	18,505,673
Phillips 66	170,219	13,321,339
		58,329,395
Food, Beverage & Tobacco - 3.6%
Archer-Daniels-Midland	215,560	8,473,664
PepsiCo	61,945	8,148,865
Philip Morris International	93,262	6,841,700
		23,464,229
Health Care Equipment & Services - 6.1%
Becton Dickinson & Co.	20,725	5,117,624
CVS Health	162,973	10,686,140
Medtronic	238,642	23,525,328
		39,329,092

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Insurance - 4.3%
American International Group	239,868		7,210,432
Assurant	90,367		9,269,847
Chubb	95,739		11,674,414
			28,154,693
Materials - 8.4%
CF Industries Holdings	817,843		24,020,049
Dow	166,638		6,432,227
Louisiana-Pacific	561,125		13,248,161
Vulcan Materials	98,821		10,704,291
			54,404,728
Media & Entertainment - 1.2%
Omnicom Group	140,943		7,722,267
Pharmaceuticals Biotechnology & Life Sciences - 7.1%
AbbVie	284,128		26,330,142
Bristol-Myers Squibb	225,237		13,451,154
Merck & Co.	75,521		6,096,055
			45,877,351
Real Estate - 1.5%
Lamar Advertising, Cl. A	71,399	[a]	4,733,754
Weyerhaeuser	232,863	[a]	4,701,504
			9,435,258
Retailing - 1.3%
Lowe's	62,632		8,164,081
Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials	219,443		12,328,308
Intel	315,999		19,885,817
Qualcomm	60,342		4,880,461
			37,094,586
Software & Services - 1.1%
International Business Machines	58,697		7,331,255
Technology Hardware & Equipment - 3.8%
Cisco Systems	278,835		13,333,890
Corning	347,990		7,930,692
Western Digital	72,102		3,199,166
			24,463,748
Telecommunication Services - 1.4%
AT&T	300,023		9,258,710
Transportation - 1.5%
Union Pacific	56,823		9,651,955
Utilities - 7.5%
Clearway Energy, Cl. C	305,833		6,700,801
NextEra Energy Partners	259,024		13,238,717

Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
Utilities - 7.5% (continued)
PPL		1,027,295		28,702,622
				48,642,140
Total Common Stocks (cost $627,764,877)				632,361,162
	Preferred Dividend Yield (%)
Preferred Stocks - 2.0%
Health Care Equipment & Services - 2.0%
Becton Dickinson & Co. (cost $12,479,624)	3.03	247,017	[b]	12,783,130
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,532,698)	0.21	1,532,698	[c]	1,532,698

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,789,756)	0.21	12,789,756	[c]	12,789,756
Total Investments (cost $654,566,955)		101.8%		659,466,746
Liabilities, Less Cash and Receivables		(1.8%)		(11,745,207)
Net Assets		100.0%		647,721,539

a Investment in real estate investment trust within the United States.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $12,655,256 and the value of the collateral was $12,789,756.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities – Common Stocks	632,361,162	-	-	632,361,162
Equity Securities – Preferred Stocks	12,783,130	-	-	12,783,130
Investment Companies	14,322,454	-	-	14,322,454

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $4,899,791, consisting of $69,948,410 gross unrealized appreciation and $65,048,619 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.